Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0002036029
Registrant Name	83 Investment Group Income Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES